Related party transactions (Summary of Related Party Outstanding Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Miscellaneous	$ 95,814	$ 99,049
Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Accounts and notes receivable, net	177	860
Other receivables	2,201	1,676
Miscellaneous	3,719	2,963
Accounts payable	$ (8,747)	$ (14,984)